UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	11/30/2012

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of November 30, 2012 (Unaudited)

Description(a)	Moody’s Rating *†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 97.9%
Alaska — 0.2%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(b)	5.000%	06/01/18	$ 2,000	$ 2,197,620

Arizona — 2.7%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	AA-(b)	5.500%	01/01/38	2,500	2,816,600
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, A.G.C.	Aa3	5.250%	10/01/28	2,000	2,321,760
Phoenix Civic Impt. Corp., Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000%	07/01/39	5,000	5,942,150
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.000%	01/01/39	5,000	5,886,100
Salt Verde Fin. Corp. Sr. Gas Rev.	Baa2	5.000%	12/01/32	1,325	1,592,107
Sr. Gas Rev.	Baa2	5.000%	12/01/37	3,645	4,393,464

					22,952,181

California — 11.8%
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C., Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000%	09/01/24	5,500	6,965,640
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000%	09/01/16	6,690	7,710,493
California Cnty. Tob. Securitization Corp., Tob. Conv. Bonds Asset Bk., Ser. B	NR	5.100%	06/01/28	1,250	1,169,812
California Hlth. Facs. Fin. Auth. Rev., Rfdg., Children’s Hosp., Ser. A	A(b)	5.250%	11/01/41	2,000	2,275,960
Scripps Hlth., Ser. A	Aa3	5.000%	11/15/36	1,000	1,122,080
Stanford Hosp., Ser. B	Aa3	5.000%	11/15/36	3,000	3,417,390
Sutter Hlth., Ser. D	Aa3	5.250%	08/15/31	1,000	1,205,280
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250%	02/01/38	3,000	3,256,500
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	1,250	1,360,000
California St., GO, F.G.I.C., T.C.R.S.	A1	4.750%	09/01/23	1,500	1,514,700
Var. Purp.	A1	5.000%	10/01/29	2,000	2,367,500
Var. Purp.	A1	5.000%	09/01/41	2,250	2,597,805
Var. Purp.	A1	5.000%	10/01/41	1,250	1,444,837
Var. Purp.	A1	5.000%	04/01/42	7,000	8,138,550
Var. Purp.	A1	5.250%	04/01/35	1,250	1,503,437
Var. Purp.	A1	5.250%	11/01/40	1,250	1,496,550
Var. Purp.	A1	5.500%	11/01/39	1,000	1,197,940
Var. Purp.	A1	6.000%	03/01/33	1,500	1,927,695
Var. Purp.	A1	6.000%	04/01/38	3,500	4,343,290
Var. Purp.	A1	6.000%	11/01/39	2,000	2,523,380
California St. Univ. Rev., Ser. A	Aa2	5.000%	11/01/37	1,250	1,463,550
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	A+(b)	5.000%	11/01/40	1,600	1,804,800
Sutter Hlth., Ser. A	Aa3	6.000%	08/15/42	3,000	3,672,960
Trinity Hlth.., Rfdg.	Aa2	5.000%	12/01/41	3,000	3,462,630
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, GO, Ser. A, C.A.B.S., NATL(c)	Aa3	3.095%	10/01/21	60	45,739
Foothill-De Anza Cmnty. College Dist., GO, Ser. C	Aaa	5.000%	08/01/40	1,250	1,482,538
Golden St. Tob. Securitization Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-1	B3	4.500%	06/01/27	2,500	2,299,350
Asset Bkd., Ser. A-1	B3	5.750%	06/01/47	1,000	928,240
C.A.B.S., Asset Bkd., Ser. A-2 (Converts to 5.300% on 12/01/12)(c)	B3	6.150%	06/01/37	5,000	4,466,000
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C.	A2	4.600%	06/01/23	2,000	2,207,100
Enhanced Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	1,054,800
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.250%	11/15/19	1,000	1,162,280
Ser. A	Baa2	5.500%	11/15/37	1,500	1,872,345

Los Angeles Reg. Arpt. Impt. Corp. Lease Rev., Rfgd., Facs. Laxfuel Corp. LA Intl.	A(b)	5.000%	01/01/32	1,000	1,140,080
M-S-R Energy Auth., Gas Rev., Ser. A	A-(b)	6.500%	11/01/39	2,000	2,870,440
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.(c)	BBB+(b)	5.015%	08/01/25	2,000	1,067,700
Port of Oakland, Rfdg., Sr. Lien, Ser. P, A.M.T.	A2	5.000%	05/01/33	1,750	2,015,143
San Diego Commn. College Dist., GO, Election 2006	Aa1	5.000%	08/01/41	1,500	1,772,655
San Francisco City & Cnty. Arpts. Commn. Int’l. Arpt. Rev., Rfdg., Second Ser., Ser. F, A.M.T.	A1	5.000%	05/01/28	1,635	1,895,129
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa2	7.250%	08/01/14	2,000	2,173,720
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A2	5.625%	01/01/29	1,000	1,186,250
University Calif. Rev., Ser. O	Aa1	5.750%	05/15/34	750	932,445
Ser. Q	Aa1	5.000%	05/15/34	1,000	1,163,590
Ventura Cnty. Cmnty. College Dist., Election 2002, Ser. C, GO	Aa2	5.500%	08/01/33	2,000	2,417,480

					102,095,803

Colorado — 2.8%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	Aa3	5.000%	02/01/41	3,000	3,406,140
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, A.M.T., Rfdg.	A1	5.250%	11/15/22	1,000	1,232,360
Ser. A, NATL	A1	5.000%	11/15/25	10,000	11,374,600
Ser. B, A.M.T., NATL	A1	5.000%	11/15/15	2,500	2,802,750
Ser. B	A1	5.000%	11/15/37	1,000	1,168,240
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000%	06/01/27	1,500	1,796,370
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375%	06/01/32	1,000	1,242,030
University Colo. Hosp. Auth. Rev., Ser. A	A1	5.000%	11/15/42	750	854,040

					23,876,530

Connecticut — 0.8%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Rfdg.	A3	4.375%	09/01/28	1,000	1,115,720
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Hartford Healthcare, Ser. A	A2	5.000%	07/01/41	1,250	1,383,100
Stamford Hosp., Ser. J	A-(b)	5.000%	07/01/42	2,500	2,792,300
Western Conn. Hlth., Ser. M	A(b)	5.375%	07/01/41	1,250	1,455,725

					6,746,845

District of Columbia — 3.0%
District of Columbia, GO, Ser. E, B.H.A.C.	Aa1	5.000%	06/01/28	5,000	5,752,600
District of Columbia Rev., Assoc. Amer. Med. College, Ser. B	A+(b)	5.000%	10/01/41	2,500	2,845,925
Brookings Inst.	Aa3	5.750%	10/01/39	5,000	5,806,600
Gallaudet Univ.	A2	5.500%	04/01/34	600	710,370
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500%	10/01/39	2,000	2,376,440
Metropolitan Washington DC Arpt. Auth. Sys., Ser. A, A.M.T.	Aa3	5.000%	10/01/25	3,000	3,524,220
Ser. A, A.M.T.	Aa3	5.000%	10/01/31	2,500	2,930,025
Ser. A, A.M.T.	Aa3	5.250%	10/01/27	1,000	1,144,350
Ser. C, A.M.T.	Aa3	5.000%	10/01/27	1,000	1,187,480

					26,278,010

Florida — 7.9%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300%	05/01/18	300	297,813
Broward Cnty. Arpt. Sys. Rev. Ser. Q-2, A.M.T.	A1	5.000%	10/01/42	2,000	2,237,140
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., High Act-A-1	A2	6.000%	06/01/16	1,500	1,739,985
High Risk Sr. Secd., Ser. A-1	A2	5.250%	06/01/17	1,000	1,162,980
Sr. Secd. Coastal, Ser. A-1	A2	5.000%	06/01/19	1,250	1,465,688
Sr. Secd., Ser. A-1	A2	5.000%	06/01/22	1,000	1,194,820

Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	NR	5.000%	05/01/26	1,000	1,183,910
Florida St. Brd. Ed. Cap., Outlay, GO	Aa1	9.125%	06/01/14	230	239,669
Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000%	07/01/23	5,185	6,211,734
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, A.G.C., A.M.T.	Aa3	5.000%	10/01/23	2,240	2,486,512
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(d)	NR	5.550%	05/01/36	205	129,162
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Ser. B (Pre-refunded Date 11/15/15)(e)	Aa3	5.000%	11/15/25	205	231,845
Adventist Hlth./Sunbelt, Rmkt., Ser. B	Aa3	6.000%	11/15/37	2,440	2,918,581
Adventist Hlth., Unrefunded Bal., Ser. B	Aa3	5.000%	11/15/25	1,410	1,558,586
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	A1	5.500%	10/01/15	1,000	1,039,100
Jacksonville Port Auth. Rdfg., A.M.T.	A2	5.000%	11/01/38	500	556,180
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, A.M.T., A.G.C.	Aa3	5.500%	10/01/24	2,665	3,070,373
Ser. B	A2	5.000%	10/01/41	2,500	2,831,825
Ser. C, A.M.T., A.G.C.	Aa3	5.250%	10/01/26	5,000	5,547,900
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, A.G.C.	Aa2	5.250%	10/01/22	5,000	6,413,400
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	BBB(b)	5.750%	10/01/43	1,500	1,676,070
Orlando Util. Commn. Sys. Rev., Ser. A	Aa2	5.250%	10/01/39	5,000	6,065,150
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000%	10/01/22	3,065	3,327,149
Ser. A, A.M.T., NATL	A2	5.000%	10/01/23	2,350	2,532,948
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	A2	5.250%	10/01/34	750	842,490
South Lake Hosp., Inc., Ser. A	Baa1	6.250%	04/01/39	2,500	2,924,650
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South Fl. Grp.	Aa2	5.000%	08/15/27	3,750	4,278,375
Tampa Fl. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	Aa2	5.000%	11/15/33	3,000	3,488,190
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(b)	5.000%	03/01/35	1,000	1,041,310

					68,693,535

Georgia — 2.4%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625%	01/01/33	2,000	2,440,380
Atlanta Arpt. & Marina Rev., Rfdg. Gen., Ser. C,	A1	6.000%	01/01/30	3,250	4,110,665
Atlanta Arpt. Rev. Rfdg., Gen., Ser. B, A.M.T.	A1	5.000%	01/01/30	500	575,575
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	Baa1	5.500%	01/01/33	750	828,870
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750%	07/01/16	500	559,985
Fulton Cnty. Sch. Dist., GO	Aa1	6.375%	05/01/17	750	929,122
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, A.G.C.	Aa3	5.500%	07/01/41	1,500	1,734,195
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp., Inc., NATL (Pre-refunded Date 01/01/13)(e)	Aa3	5.500%	01/01/21	3,185	3,199,492
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250%	09/01/39	5,000	6,039,250

					20,417,534

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000%	07/01/25	500	522,815

Hawaii — 0.2%
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. A	A3	5.500%	07/01/40	1,000	1,118,080
Ser. B	A3	5.750%	07/01/40	500	574,370

					1,692,450

Idaho — 0.1%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B	Aa2	6.250%	12/01/33	1,000	1,220,290

Illinois — 8.9%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	A2	5.000%	12/01/31	2,500	2,841,950
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	A2	5.250%	01/01/26	6,000	6,658,740
Ser. B, Rfdg., NATL	A2	5.250%	01/01/15	1,000	1,094,280
Ser. B-1, X.L.C.A.	A2	5.250%	01/01/34	1,975	2,048,371
Ser. C	A2	6.500%	01/01/41	1,000	1,309,990
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., A.M.T.	A2	5.000%	01/01/32	2,000	2,280,160
Chicago Rfdg. Proj., GO, Ser. A	Aa3	5.000%	01/01/40	2,000	2,263,780
Ser. A, A.G.C.	Aa3	5.000%	01/01/29	5,000	5,705,900
Chicago Sales Tax Rev, Ser. A	Aa3	5.000%	01/01/41	1,250	1,445,350
Chicago Trans. Auth. Sales Tax Recpts. Rev.	Aa3	5.250%	12/01/40	1,000	1,175,500
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	Aa2	5.375%	04/01/44	2,000	2,246,380
Ascension Hlth., Rfdg. Ser. A	Aa1	5.000%	11/15/42	2,000	2,285,140
Central DuPage Hlth., Ser. 09	AA(b)	5.250%	11/01/39	2,000	2,261,900
Central DuPage Hlth., Ser. B	AA(b)	5.500%	11/01/39	1,500	1,723,620
Northwestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,000	1,195,100
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(e)	NR	5.250%	08/15/34	5,000	5,415,100
Provena Hlth., Ser. A	Baa1	6.000%	05/01/28	1,500	1,760,250
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000%	05/01/30	4,000	4,210,360
Univ. of Chicago, Ser. B	Aa1	6.250%	07/01/38	5,000	6,329,300
Illinois St., GO, Rfdg., A.G.C.	Aa3	5.000%	01/01/23	3,000	3,433,920
Illinois St. Sales Tax Rev., Rfdg., Build Illinois Bonds	AAA(b)	5.000%	06/15/20	2,000	2,513,900
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.500%	01/01/33	2,000	2,298,240
Sr. Priority, Sr. A-1, A.G.C.	Aa3	5.000%	01/01/24	5,000	5,672,800
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, C.A.B.S.(c)	A3	4.450%	12/15/34	10,000	3,790,400
Ser. A, NATL, C.A.B.S.(c)	A3	4.610%	06/15/37	7,500	2,450,700
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	A-(b)	6.000%	06/01/28	2,250	2,768,468

					77,179,599

Indiana — 0.8%
Indiana St. Fin. Auth. Hosp. Rev., Cmnty. Hlth. Network, Ser. A	A2	5.000%	05/01/42	2,000	2,269,340
Indiana St. Fin. Auth. Rev., Cmnty. Fndtn. of NW Indiana	A-(b)	5.000%	03/01/41	1,375	1,524,133
Midwestern Disaster Relief Rev., Ohio Valley Elec. Corp. Proj., Ser A	Baa3	5.000%	06/01/39	750	795,405
Var. Duke Energy Ind., Ser. B	A(b)	6.000%	08/01/39	1,000	1,186,050
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,163,390

					6,938,318

Kansas — 1.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750%	11/15/38	1,000	1,190,900
Adventist Hlth. Sunbelt Oblig. Grp., Ser. A, Rfdg.	Aa3	5.000%	11/15/34	3,000	3,534,150
Kansas St. Dev. Fin. Auth. Rev., KU Hlth. Sys. Ser. H	A+(b)	5.125%	03/01/39	500	553,985
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700%	12/01/27	550	581,014
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750%	06/01/27	445	470,521
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850%	12/01/27	500	528,145
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(b)	5.650%	09/01/19	5,000	5,638,350

					12,497,065

Kentucky — 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro. Med. Hlth. Sys., Ser. A	Baa2	6.375%	06/01/40	3,500	4,233,425

Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250%	06/01/39	500	572,160
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625%	09/01/39	500	549,805

					5,355,390

Louisiana — 1.3%
Louisiana St. Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	Aa2	5.375%	04/01/31	1,000	1,159,210
Louisiana St. Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	5.000%	07/01/42	1,500	1,688,355
Franciscan Missionaries	A2	6.750%	07/01/39	1,000	1,218,560
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	Aa3	6.750%	06/01/26	2,000	2,538,960
Saint Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)(f)	Baa2	4.000%	12/01/40	1,500	1,665,135
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 2001B	A1	5.500%	05/15/30	1,885	1,922,700
Ser. 2001B	A3	5.875%	05/15/39	1,000	1,020,000

					11,212,920

Maryland — 0.8%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	A-(b)	5.000%	07/01/40	3,000	3,314,280
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	A2	6.000%	07/01/41	400	482,824
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250%	12/01/13	600	619,212
Montgomery Cnty. Med. Rev., Trinity Hlth., Rfdg.	Aa2	5.000%	12/01/40	2,000	2,303,320

					6,719,636

Massachusetts — 4.7%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375%	05/15/15	490	492,342
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.250%	07/01/34	2,000	2,369,780
Mass. Sales Tax, Ser. B, NATL	Aa2	5.500%	07/01/27	1,325	1,845,871
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(b)	5.500%	01/01/23	820	914,480
Massachusetts St., GO, Cons. Ln., Ser. C, A.G.C.	Aa1	5.000%	08/01/19	2,000	2,384,140
Ser. B, A.G.C.	Aa1	5.250%	09/01/24	9,000	12,267,990
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6 Partners Healthcare	Aa2	5.375%	07/01/41	5,000	5,807,600
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	Aaa	5.500%	11/15/36	3,500	4,346,965
Tufts Univ., Ser. M	Aa2	5.500%	02/15/28	3,000	4,165,050
Massachusetts St. Port Auth., Ser. A, A.M.T.	Aa3	5.000%	07/01/42	1,000	1,145,780
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A2	5.000%	07/01/32	5,000	5,284,700

					41,024,698

Michigan — 2.0%
Detroit District St. Aid, GO	Aa3	5.250%	11/01/35	500	564,105
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2003B, A.G.C.	Aa3	7.500%	07/01/33	1,000	1,275,330
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 07/01/13)(e)	Baa2	5.250%	07/01/32	5,500	5,660,930
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	Aa3	5.375%	10/15/41	750	898,853
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	Aa3	5.750%	05/15/38	1,000	1,176,010
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg. Dow Chemical Rmkt., Ser. B	Baa2	6.250%	06/01/14	1,000	1,082,460
Okemos Pub. Sch. Dist., GO, C.A.B.S., NATL(c)	Aa3	0.671%	05/01/13	1,000	997,190
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000%	08/01/39	2,000	2,322,100
Wayne Cnty. Arpt, Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., A.M.T.	A2	5.000%	12/01/18	1,500	1,765,260
Det. Met. Arpt., Ser. D, Rfdg., A.M.T.	A2	5.000%	12/01/28	1,500	1,742,100

					17,484,338

Minnesota — 0.1%
Tob. Securitization Auth., Rfdg., Ser. B	A-(b)	5.250%	03/01/31	800	900,808

Missouri — 0.3%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., Heartland Refl. Med. Ctr.	A1	5.000%	02/15/43	2,000	2,235,980

Nebraska — 0.8%
Central Plains Energy Proj., E Gas Proj. Rev., Proj. #3	A3	5.000%	09/01/42	1,250	1,389,638
Lincoln Cnty. Hosp. Auth. Rev., Great Plains Regl. Med. Ctr.	A-(b)	5.000%	11/01/42	2,000	2,200,720
Omaha Pub. Pwr. Dist., Ser. B	Aa1	5.000%	02/01/39	2,500	2,942,975

					6,533,333

Nevada — 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	A1	5.125%	07/01/34	3,000	3,437,130

New Jersey — 4.1%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa2	6.800%	03/01/21	2,615	3,535,114
Clearview Reg. High Sch. Dist., GO, NATL	NR	5.375%	08/01/15	900	950,706
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250%	01/01/14	2,200	2,250,732
New Jersey Econ., Dev. Auth. Rev., Cigarette Tax (Pre-refunded Date 06/15/14)(e)	Aaa	5.750%	06/15/34	1,750	1,895,758
Masonic Charity Fdn. Proj.	A-(b)	5.875%	06/01/18	250	253,190
Masonic Charity Fdn. Proj.	A-(b)	6.000%	06/01/25	1,150	1,163,972
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	A1	6.000%	07/01/41	500	630,050
Holy Name Med. Ctr., Rfdg.	Baa2	5.000%	07/01/25	1,625	1,773,119
Virtua Hlth., A.G.C.	AA-(b)	5.500%	07/01/38	2,000	2,274,980
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	A1	5.500%	12/15/23	3,000	3,960,210
Ser. A	A1	5.875%	12/15/38	3,000	3,618,630
Ser. B	A1	5.500%	06/15/31	1,000	1,232,040
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)(c)	A3	3.500%	01/01/35	3,000	2,878,710
Ser. B(g)	A3	5.000%	01/01/30	1,000	1,207,760
Rutgers - St. Univ. of NJ, Ser. A	Aa2	6.400%	05/01/13	390	399,754
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A	B1	4.500%	06/01/23	4,445	4,408,284
Ser. 1A	B1	4.625%	06/01/26	1,000	964,450
Ser. 1A	B2	5.000%	06/01/41	2,500	2,248,375

					35,645,834

New Mexico — 0.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AA+(b)	5.500%	07/01/35	865	920,152

New York — 8.0%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	750	884,377
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.000%	05/01/33	1,000	1,259,050
Ser. A	A3	6.250%	04/01/33	500	639,805
Ser. A, B.H.A.C.	Aa1	5.500%	05/01/33	2,000	2,451,200
Metropolitan Trans. Auth. Rev., Ser. D	A2	5.250%	11/15/40	2,000	2,322,600
Ser. 2008C	A2	6.500%	11/15/28	2,500	3,231,375
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000%	08/01/22	2,000	2,114,240
New York City, GO, Ser. E	Aa2	5.000%	08/01/17	6,000	7,139,040
Ser. I-1	Aa2	5.250%	04/01/28	2,000	2,432,780
Sub. Ser. A-1	Aa2	5.000%	10/01/34	1,000	1,208,050
New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.(f)	A3	5.500%	01/01/24	1,500	1,618,440

New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750%	06/15/40	1,000	1,237,180
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	Aa3	5.250%	01/15/39	1,500	1,720,935
Sub. Ser. S-1A	Aa3	5.250%	07/15/37	3,000	3,577,380
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Secd. Sub., Ser. D-1	Aa1	5.000%	11/01/38	3,000	3,580,350
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	A+(b)	5.000%	11/15/44	1,500	1,730,295
4 World Trade Center Proj., Rfdg.	A+(b)	5.750%	11/15/51	1,750	2,140,968
7 World Trade Center Proj., Class 1, Rfdg.	Aaa	5.000%	09/15/40	1,000	1,184,240
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	Aa3	6.000%	07/01/14	1,035	1,082,931
Mount Sinai Hosp., Ser. A	A2	5.000%	07/01/41	1,250	1,391,900
Non St. Supported Debt Mount Sinai Sch. Med., Ser. A	A3	5.000%	07/01/21	1,685	2,031,301
Non St. Supported Debt North Shore L.I. Jew. Hosp., Ser. A	A3	5.000%	05/01/41	1,000	1,135,070
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250%	07/01/20	2,100	2,648,100
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250%	07/01/21	2,000	2,555,860
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj.	Aaa	5.000%	06/15/34	2,000	2,131,380
Ser. B	Aaa	5.500%	10/15/23	3,750	5,090,363
Ser. E	Aaa	6.500%	06/15/14	5	5,026
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000%	04/01/14	1,980	2,071,535
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply, Ser. C	AA-(b)	5.250%	06/01/22	3,200	3,280,672
Ser. C	AA-(b)	5.250%	12/01/22	3,595	3,685,630
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000%	12/01/20	500	578,765
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, A.M.T.	Baa1	5.250%	06/01/27	1,000	1,020,430

					69,181,268

North Carolina — 1.8%
Charlotte-Mecklenburg Hosp. Auth. Healthcare Sys. Rev., Rfdg., Carolinas, Ser. A	Aa3	5.000%	01/15/43	2,000	2,296,520
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., A.G.C.	Aa3	6.000%	01/01/19	500	570,295
A.M.B.A.C.	Baa1	6.000%	01/01/18	1,000	1,226,710
Ser. A (Pre-refunded Date 01/01/22)(e)	Aaa	6.000%	01/01/26	650	896,246
Ser. A, E.T.M.(e)	Baa1	6.400%	01/01/21	1,000	1,230,570
Ser. A, E.T.M.(e)	Aaa	6.500%	01/01/18	2,635	3,389,690
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500%	01/01/18	1,005	1,257,446
North Carolina Med. Care Comm. Healthcare Facs. Rev., Duke Univ. Hlth. Sys., Ser. A	Aa2	5.000%	06/01/42	3,500	4,065,635
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(e)	Aaa	5.250%	12/01/21	1,000	1,096,450

					16,029,562

North Dakota — 0.3%
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	Baa1	4.875%	07/01/26	1,000	1,113,430
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A(b)	7.200%	06/30/13	1,255	1,298,661

					2,412,091

Ohio — 3.7%
Akron Bath Copley Joint Twp., Hosp. Dist., Rfdg., Med. Ctr. Akron	A1	5.000%	11/15/42	640	716,723
American Mun. Pwr., Inc., Ser. A	Aa3	5.000%	02/01/13	2,500	2,526,875
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A	B3	6.500%	06/01/47	4,250	4,125,093
Ser. A-2	B3	5.125%	06/01/24	5,690	5,118,496
Ser. A-2	B3	5.875%	06/01/30	3,500	3,155,075
Cleveland Arpt. Sys. Rev., Rfdg., Ser. A	Baa1	5.000%	01/01/29	1,000	1,160,590
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 01/01/15)(e)	NR	7.625%	01/01/22	1,195	1,342,009
Franklin Cnty. Hosp. Facs. Rev., Hlth., Corp., Ser. A	Aa2	5.000%	11/15/41	2,000	2,261,800
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	Baa1	5.000%	06/01/42	1,250	1,373,937
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	A2	6.250%	12/01/34	400	482,912

Hilliard Sch. Dist. Sch. Impvt., GO, C.A.B.S., NATL(c)	Aa1	1.700%	12/01/19	1,720	1,527,721
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.000%	11/15/41	750	930,923
Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	875	1,120,341
Middleburg Heights Hosp. Rev. Facs., Rfdg., Southwest Gen.	A2	5.250%	08/01/41	800	898,144
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A	Aa3	6.250%	11/15/39	500	544,265
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa2	5.625%	06/01/18	500	583,505
Ohio St. Higher Ed. Facs., Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500%	10/01/20	750	923,865
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)(f)	Baa2	5.875%	06/01/33	500	564,805
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000%	12/01/29	2,150	2,635,642

					31,992,721

Oklahoma — 0.3%
Oklahoma St. Dev., Fin. Auth., Rfdg., St. Johns Hlth. Sys.	A2	5.000%	02/15/42	1,500	1,693,380
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,078,850

					2,772,230

Oregon — 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000%	11/15/33	3,500	4,100,775

Pennsylvania — 4.4%
Berks Cnty. Muni. Auth., Reading Hosp. Med. Center, Ser. A	Aa3	5.000%	11/01/40	2,000	2,278,500
Central Bradford Progress Auth., Guthrie Healthcare Sys.	AA-(b)	5.375%	12/01/41	2,700	3,142,422
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj., Ser. B, A.G.C.	Aa3	5.625%	01/01/26	5,000	5,013,650
Erie Parking Auth. Facs. Rev. Gtd., A.G.C. (Pre-refunded Date 09/01/13)(e)	Aa3	5.000%	09/01/26	60	62,148
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125%	06/01/41	2,000	2,300,680
Lehigh Cnty. Gen. Purp. Hosp. Rev., Lehigh Vly Hlth. Network	A1	4.000%	07/01/43	3,000	3,072,000
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 01/01/14)(e)	NR	6.000%	01/01/43	2,500	2,652,975
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. Rev., Rfdg., Amtrak Proj., Ser. A, A.M.T.	A1	5.000%	11/01/41	1,000	1,113,240
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625%	12/01/18	3,500	3,570,245
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000%	12/01/15	3,000	3,060,270
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA, Inc., Rfdg. Proj., Ser. A, A.M.T.	AA-(b)	5.000%	12/01/34	2,000	2,267,500
Pennsylvania St. Higher Edl. Facs. Auth. Rev., Univ. Hlth. Sys., Ser. A	Aa3	5.000%	08/15/42	1,000	1,144,660
Pennsylvania St. Tpke. Comm. Rev., Sr. Lien, Ser. A	Aa3	5.000%	12/01/42	1,000	1,171,730
Philadelphia Arpt. Rev., Rfdg., Ser. A, A.M.T.	A2	5.000%	06/15/27	2,500	2,860,275
Philadelphia GO, Ser. B, A.G.C.	Aa3	7.125%	07/15/38	1,500	1,776,375
Philadelphia Hosp. & Higher Edu. Facs. Auth. Childrens Hosp. of PA, Proj., Ser. C	Aa2	5.000%	07/01/41	1,000	1,139,010
Pittsburgh Urban Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Ser. A, NATL	Baa2	6.500%	09/01/13	750	774,525
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(e)	BBB(b)	6.500%	09/01/13	670	700,753

					38,100,958

Puerto Rico — 3.5%
Puerto Rico Comnwlth., GO	Baa1	6.000%	07/01/39	800	860,632
Puerto Rico Comnwlth., GO Rfdg., Pub. Impt., Ser. A	Baa1	5.500%	07/01/39	2,000	2,095,500
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Rfdg., Ser. A	Baa2	5.750%	07/01/37	1,260	1,338,120
Ser. A	Baa2	6.000%	07/01/47	1,050	1,142,484

Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. CC	A3	5.500%	07/01/28	2,500	2,859,600
Ser. G, F.G.I.C.(Pre-refunded Date 07/01/13)(e)	Baa1	5.250%	07/01/18	2,250	2,315,430
Ser. J (Pre-refunded Date 07/01/14)(e)	Baa1	5.500%	07/01/23	1,320	1,425,006
Ser. K	Baa1	5.000%	07/01/14	2,000	2,092,400
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Libor, Ser. UU(c)	Baa1	0.941%	07/01/31	5,000	3,543,100
Ser. XX	Baa1	5.250%	07/01/40	2,000	2,068,140
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	Baa1	6.750%	07/01/36	1,000	1,205,320
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.000%	08/01/43	750	795,982
First Sub., Ser. A	A3	5.500%	08/01/42	1,750	1,896,230
First Sub., Ser. A	A3	5.750%	08/01/37	1,600	1,783,200
First Sub., Ser. A	A3	6.000%	08/01/42	2,800	3,175,620
First Sub., Ser. A-1	A3	5.250%	08/01/43	750	809,513
Ser. C	Aa3	5.250%	08/01/40	750	843,795

					30,250,072

Rhode Island — 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Lifespan Oblig., Ser. A., A.G.C.	Aa3	7.000%	05/15/39	2,000	2,466,000

South Carolina — 0.9%
Florence Cnty. Hosp. Rev., McLeod Reg. Med. Ctr., Ser. A	AA-(b)	5.000%	11/01/37	1,500	1,683,060
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Hlth., Ser. C (Pre-refunded Date 08/01/13)(e)	Baa1	6.875%	08/01/27	2,655	2,770,944
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa3	5.500%	01/01/38	2,500	2,975,325

					7,429,329

South Dakota — 0.4%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tob., Ser. B	A3	6.500%	06/01/32	1,000	1,029,880
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rfdg., Avera Hlth., Ser. A	A1	5.000%	07/01/42	500	557,940
Sanford, Ser. E	A1	5.000%	11/01/42	2,000	2,269,280

					3,857,100

Tennessee — 0.7%
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impt. Ser. A, C.A.B.S.(c)	A-(b)	4.899%	01/01/35	1,000	343,370
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750%	07/01/25	1,000	1,199,960
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000%	02/01/18	2,000	2,264,120
Ser. C	Baa3	5.000%	02/01/22	1,000	1,152,410
Ser. C	Baa3	5.000%	02/01/25	1,000	1,160,600

					6,120,460

Texas — 7.9%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000%	11/15/22	4,610	5,305,142
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125%	11/15/29	2,000	2,432,020
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)(f)	Ca	5.400%	10/01/29	1,000	412,620
TXU Rmkt., A.M.T.	Ca	5.400%	05/01/29	1,500	142,125
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa3	6.000%	01/01/41	1,000	1,190,220
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, A.M.T., Rfdg.	A1	5.000%	11/01/35	7,000	7,807,730
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Childrens Hosp. Proj.	Aa2	5.500%	10/01/39	1,500	1,845,375
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A-1	5.000%	02/01/23	750	852,938
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	Aa2	5.000%	11/01/36	3,000	3,567,180
Houston Arpt. Sys. Rev., E.T.M.(e)	Aaa	7.200%	07/01/13	755	783,750
Sr. Lien, Ser. A, Rfdg.	Aa3	5.500%	07/01/39	1,000	1,182,360

Sub. Lien, Ser. A, A.M.T., Rfdg.	A(b)	5.000%	07/01/25	575	682,278
Sub. Lien, Ser. A, A.M.T., Rfdg.	A(b)	5.000%	07/01/32	1,000	1,157,400
Sub. Lien, Ser. B, A.M.T., Rfdg.	A(b)	5.000%	07/01/32	2,000	2,365,800
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.250%	11/15/33	1,510	1,819,127
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Rfdg. (Pre-refunded Date 5/15/15)(e)	A1	5.750%	05/15/28	235	265,139
Rfdg., B.H.A.C.	Aa1	5.250%	05/15/28	2,000	2,382,400
Unrefunded, Rfdg.	A1	5.750%	05/15/28	2,970	3,278,078
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	A2	6.000%	01/01/38	1,000	1,205,980
First Tier, Rfdg., Ser. A	A2	5.750%	01/01/40	1,500	1,756,455
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,759,275
Second Tier, Rfdg., Ser. F	A3	5.750%	01/01/38	2,500	2,818,225
Spl. Projs. Sys., Ser. A	AA(b)	5.500%	09/01/41	1,000	1,219,540
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	95,350
San Antonio Elec. & Gas Sys., Ser. A (Pre-refunded Date 02/01/16)(e)	Aa1	5.000%	02/01/21	5,000	5,697,250
Texas Muni. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien Ser. D	Baa2	5.625%	12/15/17	2,000	2,246,400
Texas Muni. Gas Acquisition & Sply. Corp. III Gas Sply. Rev.,	A3	5.000%	12/15/32	1,000	1,107,400
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000%	06/30/40	2,500	3,141,025
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000%	08/15/30	1,000	1,049,030
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500%	11/01/18	2,240	2,243,539
Texas St. Trans. Commission, Rev., 1st Tier, Ser. A, Rfdg.	Baa1	5.000%	08/15/41	3,000	3,399,240
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AA+(b)	5.250%	12/01/23	2,500	3,135,550

					68,345,941

Utah — 1.5%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000%	07/01/17	5,000	5,884,500
Riverton Hosp. Rev., I.H.C. Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,674,240
Utah Cnty. Hosp. Rev., I.H.C. Hlth. Svcs., Inc.	Aa1	5.000%	05/15/43	2,000	2,311,380
Utah St. Transit Auth. Sales Tax Rev., Rfdg.	A1	5.000%	06/15/42	2,400	2,789,208

					12,659,328

Virgin Islands — 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250%	10/01/21	1,500	1,600,620

Virginia — 1.2%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	Aa2	5.000%	05/15/40	2,000	2,318,320
Richmond Met. Auth. Expy. Rev., Rfdg., E.T.M., F.G.I.C., NATL(e)	BBB(b)	5.250%	07/15/17	3,070	3,470,666
Unrefunded Bal., F.G.I.C., NATL	BBB(b)	5.250%	07/15/17	2,875	3,121,445
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(e)	Aaa	5.625%	06/01/37	1,000	1,127,130

					10,037,561

Washington — 3.3%
Port of Seattle Rev., Rfdg., Intermediate Lien, Ser. B, A.M.T.	Aa3	5.000%	02/01/24	2,500	2,926,075
Intermediate Lien, X.L.C.A.	Aa3	5.000%	02/01/28	3,000	3,291,210
Ser. B, A.M.T.	Aa2	5.000%	09/01/26	1,115	1,310,827
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev., Ser. 2010	Baa2	5.750%	12/01/35	625	697,913
Tob. Settlement Fin. Corp. Rev., Asset Bkd.,	A3	6.500%	06/01/26	1,580	1,627,384
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000%	06/01/21	2,665	3,029,865
NATL	Aa1	5.000%	06/01/22	2,570	2,921,859
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,262,414
Providence Hlth. & Svcs., Ser. A	Aa2	5.000%	10/01/39	3,500	3,891,965
Providence Hlth. & Svcs., Ser. A	Aa2	5.000%	10/01/42	1,500	1,726,245
Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(e)	Aa2	5.000%	1 0/01/36	85	99,515

Seattle Childrens Hospital	Aa3	5.625%	10/01/38	1,250	1,453,062
Seattle Childrens Hospital, Ser. A	Aa3	5.000%	10/01/42	2,000	2,279,900
Swedish Hlth. Svcs., Ser. A (Pre-refunded Date 05/15/21)(e)	A2	6.250%	11/15/41	1,500	2,094,975

					28,613,209

West Virginia — 0.1%
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A(b)	5.875%	07/01/20	1,015	1,018,228

Wisconsin — 0.3%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750%	05/01/33	2,000	2,482,360

Wyoming — 0.3%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	585,310
Laramie Cnty. Hosp. Rev., Cheyenne Regl., Med. Ctr. Proj.	A+(b)	5.000%	05/01/42	1,500	1,673,235

					2,258,545

Total Long-term Investments (cost $751,562,491)					846,507,172

SHORT-TERM INVESTMENTS — 1.6%
California
California St. Muni. Fin. Auth. Rev., Chevron USA, Inc., Recovery Zone, Ser. A, F.R.D.D.(f)	VMIG1	0.140%	11/01/35	150	150,000
Kansas — 1.0%
Wichita Kans. Hosp. Rev., Facs. Christi Hlth. III, Ser. B-2, F.R.D.D.(f)	A-1(b)	0.180%	11/15/39	8,400	8,400,000
Mississippi — 0.6%
Mississippi Business Fin. Comm. Gulf Opp. Zone Indl. Dev. Rev., Chevron USA, Inc., Proj., Ser. D, F.R.D.D.(f)	VMIG1	0.180%	11/01/35	4,900	4,900,000
Texas
Gulf Coast Wst. Disp. Auth. Rev., Exxon Proj., Rfdg., F.R.D.D.(f)	VMIG1	0.160%	06/01/20	200	200,000

Total Short-term Investments (cost $13,650,000)					13,650,000

TOTAL INVESTMENTS — 99.5% (cost $765,212,491)(h)					860,157,172
OTHER ASSETS IN EXCESS OF LIABILITIES(i) — 0.5%					4,403,096

NET ASSETS — 100.0%					$864,560,268

144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access Corp.
A.G.C.—Assured Guaranty Corp.
A.M.B.A.C.—American Municipal Bond Assurance Corp.
A.M.T.—Alternative Minimum Tax
B.H.A.C.—Berkshire Hathaway Assurance Corp.
C.A.B.S.—Capital Appreciation Bonds
E.T.M.—Escrowed to Maturity
F.H.A. — Federal Housing Administration
F.H.L.M.C. — Federal Home Loan Mortgage Corp.
F.G.I.C.—Financial Guaranty Insurance Co.
F.N.M.A.—Federal National Mortgage Association
F.R.D.D.—Floating Rate (Daily) Demand Note
G.N.M.A.—Government National Mortgage Association
GO—General Obligation
I.H.C.—Intermountain Healthcare
L.C.R.A.—Lower Colorado River Authority
NATL—National Public Finance Guarantee Corp.
NR—Not Rated by Moody’s or Standard and Poor’s ratings
T.C.R.S.—Transferable Custodial Receipts
X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of November 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Standard & Poor’s Rating.
(c)	Represents zero coupon bond or step bond. Rate shown reflects the effective yield on November 30, 2012.
(d)	Represents issuer in default on interest payments and/or principal repayment.
(e)	All or partial escrowed to maturity and pre-funded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	Floating rate security. The interest rate shown reflects the rate in effect at November 30, 2012.
(g)	Indicates a security that has been deemed illiquid.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$764,186,100	$99,352,719	$(3,381,647)	$95,971,072

The difference between book basis and tax basis was primarily attributable to differences in the treatment of accreting market discount for book and tax purposes as of the most recent period end.

(i)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at November 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2012	Unrealized Depreciation (1)(2)
	Short Positions:
32	10 Year U.S. Treasury Notes	Mar. 2013	$4,256,621	$4,276,500	$(19,879)
122	U.S. Long Bond	Mar. 2013	18,306,577	18,307,625	(1,048)

					$(20,927)

(1)	Cash of $429,000 has been segregated to cover requirement for open futures contracts as of November 30, 2012.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investment s in Securities
Municipal Bonds	$—	$860,157,172	$—
Other Financial Instruments*
Futures Contracts	(20,927)	—	—

Total	$(20,927)	$860,157,172	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date     January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker

Stuart S. Parker
President and Principal Executive Officer

Date     January 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date    January 22, 2013

*	Print the name and title of each signing officer under his or her signature.